Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) shares Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	LCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s Investor Class shares returned 9.16% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping duration short and holding floating-rate securities such as Collateralized Loan Obligations (“CLOs”), which generated higher income.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we concentrated the portfolio at the short end of the yield curve, where floating-rate instruments such as CLOs were among the primary drivers of performance.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
BRC Group Holdings, Inc., 6.00%, 01/31/2028
Dryden 45 Senior Loan Fund 2016-45A ER
BRC Group Holdings, Inc., 5.25%, 08/31/2028
Ukraine Government International Bond, 4.50%, 02/01/2029
Petroleos Mexicanos – Mexico, 7.69%, 01/23/50

Top 5 Detractors
Allegro CLO V-S Ltd. 2024-2A E
Madison Park Funding LV Ltd. 2022-55A ER
Rockford Tower CLO 2021-3 Ltd. 2021-3A ER
BRC Group Holdings, Inc.
LCM 34 Ltd. 34A E

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	9.16%	6.21%	4.46%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.
Net Assets	$ 202,005,224
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 1,084,477
Investment Company, Portfolio Turnover	234.22%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$202,005,224
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$1,084,477
Portfolio Turnover Rate	234.22%

Holdings [Text Block]	What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	71.78%
Government	12.05%
Cash and Cash Equivalents	9.46%
Financials	4.90%
Energy	1.33%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	9.46%
United States Treasury Bill, 0.00%, 12/03/2026	7.33%
Octagon 69 Ltd.	3.01%
Regatta XXIX Funding Ltd.	2.99%
OZLM XIV Ltd.	2.60%
Flagstar Bank NA	2.56%
Rad CLO 20 Ltd.	2.38%
Allegro CLO V-S Ltd.	2.24%
AB BSL CLO 3 Ltd.	2.20%
Rockford Tower CLO 2021-3 Ltd.	2.04%

Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital Short Term High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	LCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s Institutional Class shares returned 9.93% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping duration short and holding floating-rate securities such as Collateralized Loan Obligations (“CLOs”), which generated higher income.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we concentrated the portfolio at the short end of the yield curve, where floating-rate instruments such as CLOs were among the primary drivers of performance.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
BRC Group Holdings, Inc., 6.00%, 01/31/2028
Dryden 45 Senior Loan Fund 2016-45A ER
BRC Group Holdings, Inc., 5.25%, 08/31/2028
Ukraine Government International Bond, 4.50%, 02/01/2029
Petroleos Mexicanos – Mexico, 7.69%, 01/23/50

Top 5 Detractors
Allegro CLO V-S Ltd. 2024-2A E
Madison Park Funding LV Ltd. 2022-55A ER
Rockford Tower CLO 2021-3 Ltd. 2021-3A ER
BRC Group Holdings, Inc.
LCM 34 Ltd. 34A E

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and representspast performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2026
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	9.93%	6.24%	4.74%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.
Net Assets	$ 202,005,224
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 1,084,477
Investment Company, Portfolio Turnover	234.22%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$202,005,224
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$1,084,477
Portfolio Turnover Rate	234.22%

Holdings [Text Block]	What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	71.78%
Government	12.05%
Cash and Cash Equivalents	9.46%
Financials	4.90%
Energy	1.33%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	9.46%
United States Treasury Bill, 0.00%, 12/03/2026	7.33%
Octagon 69 Ltd.	3.01%
Regatta XXIX Funding Ltd.	2.99%
OZLM XIV Ltd.	2.60%
Flagstar Bank NA	2.56%
Rad CLO 20 Ltd.	2.38%
Allegro CLO V-S Ltd.	2.24%
AB BSL CLO 3 Ltd.	2.20%
Rockford Tower CLO 2021-3 Ltd.	2.04%

Leader Capital High Quality Income Fund Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Investor Class
Trading Symbol	LCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s Investor Class shares returned 3.73% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	3.73%	5.26%	5.15%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.
Net Assets	$ 1,231,067,237
Holdings Count | shares	152
Advisory Fees Paid, Amount	$ 7,917,420
Investment Company, Portfolio Turnover	175.45%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%

Leader Capital High Quality Income Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Institutional Class
Trading Symbol	LCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s Institutional Class shares returned 4.02% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed over the past 10 years? Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2026
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	4.02%	5.65%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.
Net Assets	$ 1,231,067,237
Holdings Count | shares	152
Advisory Fees Paid, Amount	$ 7,917,420
Investment Company, Portfolio Turnover	175.45%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%

Leader Capital High Quality Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Leader Capital High Quality Income Fund
Class Name	Class A
Trading Symbol	LCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Class A Shares, for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	www.leadercapital.com/mutual-funds/resources-info/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s Class A shares returned 3.85% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception? Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception(a)
Class A shares without sales charges	3.85%	7.45%
Class A shares with sales charges	(0.30)%	6.05%
Bloomberg U.S. Aggregate Bond Index	2.71%	3.43%
(a)	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.
Net Assets	$ 1,231,067,237
Holdings Count | shares	152
Advisory Fees Paid, Amount	$ 7,917,420
Investment Company, Portfolio Turnover	175.45%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

Holdings [Text Block]

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%